VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 13.7% (a)
BlackRock MuniYield Quality Fund III, Inc.	2,224	$27,222
BNY Mellon Municipal Income, Inc.	3,612	25,862
Delaware Investments National Municipal Income Fund	2,332	29,267
DWS Municipal Income Trust	5,329	50,999
Eaton Vance New York Municipal Bond Fund	2,644	26,466
MFS High Yield Municipal Trust	7,131	25,743
MFS Investment Grade Municipal Trust	3,316	27,258
MFS Municipal Income Trust	4,549	26,293
Neuberger Berman California Municipal Fund, Inc.	2,305	27,314
Nuveen New Jersey Quality Municipal Income Fund	2,055	26,489
Nuveen Ohio Quality Municipal Income Fund	2,011	26,807
Nuveen Pennsylvania Quality Municipal Income Fund	2,100	26,334
	Number of Shares	Value
Pioneer Municipal High Income Fund Trust	2,566	$25,095
Western Asset Managed Municipals Fund, Inc.	2,411	26,521
Total Closed-End Funds (Cost: $485,223)		397,670

EXCHANGE TRADED FUNDS: 86.2% (a)
VanEck CEF Muni Income ETF ‡	1,311	31,792
VanEck High Yield Muni ETF ‡	13,101	722,324
VanEck Intermediate Muni ETF ‡	21,772	1,020,453
VanEck Long Muni ETF ‡	23,119	427,470
VanEck Short High Yield Muni ETF ‡	6,559	151,513
VanEck Short Muni ETF ‡	7,065	121,306
Total Exchange Traded Funds (Cost: $2,595,723)		2,474,858
Total Investments: 99.9% (Cost: $3,080,946)		2,872,528
Other assets less liabilities: 0.1%		2,472
NET ASSETS: 100.0%		$2,875,000

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended July 31, 2022 were as follows:

	Value 4/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)		Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 7/31/2022
VanEck CEF Muni Income ETF	$–	$31,870	$–	$–		$131	$(78)	$31,792
VanEck High Yield Muni ETF	939,816	141,738	(360,153)	(32,898)		6,546	33,821	722,324
VanEck Intermediate Muni ETF	1,295,527	139,321	(445,432)	(36,651)	*	5,782	67,688	1,020,453
VanEck Long Muni ETF	176,436	289,837	(41,161)	(4,759)	†	1,284	7,117	427,470
VanEck Short High Yield Muni ETF	194,314	–	(45,470)	(1,778)		1,095	4,447	151,513
VanEck Short Muni ETF	570,318	–	(456,011)	(8,018)	‡	1,327	15,017	121,306
	$3,176,411	$602,766	$(1,348,227)	$(84,104)		$16,165	$128,012	$2,474,858

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	86.2%	$2,474,859
Financials	13.8	397,669
	100.0%	$2,872,528
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